DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 14 – DISCONTINUED OPERATIONS

In September 2011, the Company decided to discontinue its sports and entertainment business and prior periods have been restated in the Company’s consolidated financial statements and related footnotes to conform to this presentation. On September 1, 2011, the Company disposed its Empire subsidiary pursuant to a stock purchase agreement by and between the Company, Empire and CII. Prior to the purchase, CII was the owner of a 33 1/3% minority interest with Empire in Capital Hoedown, Inc., an Ontario corporation, formed to undertake an event held during August 2011. Pursuant to the stock purchase agreement, the Company agreed to sell Empire to CII, including the 66.67% equity ownership interest in Capital Hoedown, for $500,000 which was payable on March 31, 2012 pursuant to a Senior Promissory Note issued by CII to the Company which bears interest at 8% per annum. As a result, on September 1, 2011, Empire and Capital Hoedown are no longer considered subsidiaries of the Company. As of September 30, 2012, the Company has not collected such note from CII. Accordingly, as of September 30, 2012 and December 31, 2011, this note receivable, net of allowance for bad debt of $500,000, amounted to $0.

The remaining assets and liabilities of discontinued operations are presented in the balance sheet under the caption “Assets and Liabilities of discontinued operation" and relates to the discontinued operations of the sports and entertainment business. The carrying amounts of the major classes of these assets and liabilities are summarized as follows:

	September 30, 2012	December 31, 2011
Assets:
Accounts receivable, net	$—	$44,300
Notes and loan receivable	—	16,750
Assets of discontinued operations	$—	$61,050

Liabilities:
Accounts payables and accrued expenses	$—	$21,622
Liabilities of discontinued operations	$—	$21,622

The following table sets forth for the nine months ended September 30, 2012 and 2011 indicated selected financial data of the Company’s discontinued operations of its sports and entertainment business.

	For the Nine Months ended September 30, 2012	For the Nine Months ended September 30, 2011
Revenues	$—	$3,071,562
Cost of sales	—	5,115,717
Gross profit	—	(2,044,155)
Operating and other non-operating expenses	(50,298)	(2,005,767)

Loss from discontinued operations	$(50,298)	$(4,049,922)

The disposal of discontinued operations was included in loss from discontinued operations during the nine months ended September 30, 2011 and is calculated as follows:

Consideration received in connection with the SPA:
Promissory note from CII	$500,000
Total consideration received	500,000

Add: net liabilities of former subsidiaries on September 1, 2011 assumed by CII	554,546
Gain on disposal of discontinued operations, net of tax	1,054,546
Loss from discontinued operations	(4,049,922)
Total loss from discontinued operations, net of tax	$(2,995,376)